Business Combinations (Tables)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2017
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The fair value of the assets acquired and liabilities assumed was as follows:

	Amount	Weighted Average Useful Life in Years
Tangible assets acquired and liabilities assumed:
Cash and cash equivalents	$4,093	n/a
Accounts receivable, net	510	n/a
Inventory	1,107	n/a
Other current assets (1)	6,937	n/a
Property, plant and equipment, net	12,080	n/a
Accounts payable	(3,369)	n/a
Accrued expenses (1)	(11,334)	n/a
Other current liabilities	(2,658)	n/a
Long-term liabilities	(3,949)	n/a
Identifiable intangible assets:
Trade name	47,600	15 years
Developed technology	28,900	3 - 7 years
Customer relationships	12,430	2 - 5 years
Noncontrolling interest	(3,356)	n/a
Goodwill (2)	186,088	n/a
Total purchase price	$275,079
_________________
(1) In connection with the BuildASign acquisition, we recorded an indemnification asset of $5,433, which represents the seller's obligation under the merger agreement to indemnify us for a portion of their potential contingent liabilities related to certain tax matters. We also recognized a contingent liability of $8,925, which represents our estimate based on guidance within ASC 450 - "Contingencies," as of the acquisition date.
(2) During the third quarter of fiscal 2019, we recorded immaterial measurement period adjustments, which related primarily to the contingent liabilities, as discussed above, and resulted in a decrease to goodwill of $482.

The fair value of the assets acquired and liabilities assumed was:

	Amount	Weighted Average Useful Life in Years
Tangible assets acquired and liabilities assumed (1):
Cash and cash equivalents	$8,337	n/a
Accounts receivable, net	20,921	n/a
Inventory	19,854	n/a
Other current assets	11,281	n/a
Property, plant and equipment, net	29,472	n/a
Other non-current assets	1,270	n/a
Accounts payable	(12,590)	n/a
Accrued expenses	(17,805)	n/a
Other current liabilities	(908)	n/a
Deferred tax liabilities	(3,255)	n/a
Long-term liabilities	(9,665)	n/a
Identifiable intangible assets:
Developed Technology	19,000	6
Trade Name	33,000	11
Customer Relationships	56,000	7
Goodwill	57,720	n/a
Total purchase price	$212,632

(1) National Pen has materially impacted our working capital balances post-acquisition, resulting in increased accounts receivable, inventory, accounts payable and accrued expenses balances in our consolidated balance sheet.
The table below details the consideration transferred to acquire National Pen:

Cash consideration	$214,573
Final post closing adjustment	(1,941)
Total purchase price	$212,632

Business Acquisition, Pro Forma Information [Table Text Block]

	Year Ended June 30,
	2019	2018
Pro forma revenue	$2,783,205	$2,717,785
Pro forma net income attributable to Cimpress plc	93,399	31,571